Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
C000030518
Average Annual Return [Line Items]
Line Graph and Table Measure Name	North Country Large Cap Equity Fund
Without Sales Load [Member] | C000030518
Average Annual Return [Line Items]
Average Annual Return, Percent	9.75%	12.54%	13.40%
S&P 500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent	15.00%	15.28%	14.63%